Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of revenues by geographic areas
	September 30, 2022
	Sales Amount (In USD)	As % of Sales
Top 5 International Markets:
China	$64,787,186	84.69%
US	7,628,332	9.97%
Taiwan	1,296,863	1.70%
Australia	1,191,512	1.56%
Marshall Islands	730,039	0.95%
Other foreign countries	868,364	1.13%

	September 30, 2021
	Sales Amount (In USD)	As % of Sales
Top 5 International Markets:
China	$53,130,894	81.22%
US	5,740,265	8.78%
India	4,191,611	6.41%
Australia	546,807	0.84%
Switzerland	514,951	0.79%
Other foreign countries	6,122,083	1.96%